Nationwide Bailard Small Cap Value Fund Investment Strategy - Nationwide Bailard Small Cap Value Fund	Oct. 31, 2025
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund invests its assets primarily in common stocks of small-cap companies, using a value style of investing. It is expected that under normal market conditions, the Fund will invest at least 80% of its net assets in securities of small-capitalization companies. For these purposes, small-capitalization companies are those with market capitalizations that are no higher than the largest company (by market capitalization) included in the Russell 2000® Value Index. Under normal market conditions, the Fund may invest up to 25% of the Fund’s net assets in common stocks of micro-cap companies whose market capitalization, measured at the time of purchase, is $300 million or less. There is no minimum market capitalization limit for the companies in which the Fund may invest. The Fund’s subadviser seeks to add value to the Fund’s portfolio through stock selection while maintaining a risk profile that is appropriate relative to the Russell 2000® Value Index. The subadviser uses both quantitative and qualitative techniques to identify stocks it believes are currently undervalued by the market but which still have good fundamentals. As part of the portfolio management of the Fund, the subadviser employs Behavioral Finance techniques in an attempt to capitalize on investors’ behavioral biases and cognitive errors that can result in securities being mispriced. Behavioral Finance is the study of why people do not always behave in an economically rational manner. Economic irrationality typically arises from investors maximizing personal benefit (not wealth), emotional investing, heuristic biases (e.g., “trial and error” or “rule of thumb” biases) and cognitive errors. The subadviser attempts to exploit investors’ biases and errors that it believes to be recurring and predictable, and to minimize its own susceptibility to these same biases and errors. In order to manage portfolio risk, in addition to evaluating traditional risk measures, the subadviser utilizes a proprietary scoring framework called Non-Financial Information Capture (“NFI Capture”) to evaluate a company’s performance based on less traditional or non-financial factors (such as, but not limited to, corporate governance, business ethics, labor standards and workplace practices). The NFI Capture process helps the subadviser to avoid or mitigate exposure to risks related to such factors that may result in a company’s long-term financial underperformance. The subadviser’s assessment is based on a proprietary scoring matrix to rate each company in the investable universe based on its potential exposure to non-financial risk factors. Companies that the subadviser perceives as bearing high levels of investment risk due to significant negative externalities associated with poor resource stewardship, deficient corporate governance or the products or services they offer may be excluded from investment consideration. At times the subadviser emphasizes certain industries or sectors. The Fund may invest up to 25% of its net assets in U.S. dollar-denominated stocks of foreign companies. The Fund may also engage in active and frequent trading of portfolio securities.